Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2016
Acquired Intangible Assets, Net
9.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consisted of the following:

	December 31,
	2015				2016
	Gross carrying amount	Accumulated amortization	Accumulated impairment loss	Net carrying amount	Gross carrying amount	Accumulated amortization	Accumulated impairment loss	Net carrying amount
Intangible assets with finite life:
- Software license	$29,897	$(13,678)	$(8,062)	$8,157	$31,069	$(19,763)	$(7,522)	$3,785
- Customer base	680	(393)	(287)	—	680	(393)	(287)	—
- Contract backlog	20	(20)	—	—	20	(20)	—	—
- Trade name and domain name	1,670	(50)	(1,620)	—	1,670	(50)	(1,620)	—

	$32,267	$(14,141)	$(9,969)	$8,157	$33,439	$(20,226)	$(9,429)	$3,785

The Group recorded amortization expenses of $2,696, $3,744 and $4,234 for the years ended December 31, 2014, 2015 and 2016, respectively.

The Group recorded impairment losses of $2,910, $nil and $nil for the years ended December 31, 2014, 2015 and 2016, respectively.

In 2014, due to continually declining sales in Brand name phone reporting unit, all intangible assets in this reporting unit were fully impaired with an impairment loss of $2,910 for software licenses recorded in 2014.

The future amortization expenses for the net carrying amount of intangible assets with finite lives as of December 31, 2016 were as follows:

Year 2017	$2,912
Year 2018	848
Year 2019	25
Year 2020 and thereafter	—

$3,785